2. Basis of preparation	12 Months Ended
Dec. 31, 2018
Basis Of Preparation
Basis of preparation

The consolidated financial statements have been prepared in accordance with International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standard Board (“IASB”).

The consolidated financial statements have been prepared on the historical cost basis except, for certain financial instruments measured at their fair value. The consolidated financial statements are presented in millions of Brazilian Reais (“R$”), which is the functional currency of the Company. The functional currency of subsidiaries located abroad is the local currency of each jurisdiction.

The consolidated financial statements for the year ended December 31, 2018 were approved by the Board of Directors on April 24, 2019.

As a result of the ongoing process for the sale of the subsidiary Via Varejo S.A. (note 32) and in accordance with the requiremetns of IFRS 5 – Noncurrent Assets Held for Sale and Discontinued Operations, the subsidiary Via Varejo S.A. has been presented as a discontinued in the consolidated statement of operations and comprehensive income (loss) for the years ended December 31, 2018, 2017 and 2016.

The consolidated statements of cash flow include the cash flows from continuing and discontinued operations. The details of the cash flows from discontinued operations are disclosed in Note 32.2.